RELATED PARTY BALANCE	12 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY BALANCE

17. RELATED PARTY BALANCE

		As of September 30,
	Relationship	2024	2025
		US$	US$
Loan payable - related party
Asia International Securities Exchange Co., Limited	Shareholder	2,430,691	-
Due from related parties
Mr. Lam	Director	440,164	-
Mr. Ngan	Executive officer	260,957	-
Ng Yi To Peter (“Mr. Ng”)*	Director	82,085	-

		783,206	-

* Mr. Ng resigned as a director of the Company on August 1,2025.

On December 1, 2022, the Company entered into facility letter with a shareholder, Sin Yuk Hung to offer facility of up to HK$2 million ($256,410) being made available to the shareholder for overdraft. Drawdown can be in different tranches approved by the Company and repaid at any time with one month’s notice. This loan bears an annual interest at a rate of 2.8% on the outstanding amount from drawdown tranche until repayment. The loan of US$218,109 was repaid on April 8, 2024.

On December 22, 2022, the Company entered into a loan and sale and purchase agreement (the “Agreement”) with Ngan Ching Shun and Asia International Securities Exchange Co., Ltd (“AISE”), pursuant to which AISE acquired 21% shareholding in the Company from Mr. Ngan and as part of the Agreement, AISE agreed to lend the Company up to the amount of US$2 million in order to finance for payment of the expenses of the proposed IPO. AISE was top-up the amount of the Loan to US$2,430,691 as of September 2024 due to the actual IPO expenses exceed US$2 million. This loan is interest free and payable in full on within 180 days from the first trading date of the Company. AISE subsequently disposed of 4.5% to a third party shortly after the acquisition of the 21% shareholding and it remains as a 16.5% shareholder of the Company before IPO.

As of September 30, 2024, due from related parties are advances to related parties. The advances are unsecured, non-interest bearing and due on demand. The Company has not recorded any imputed interest income or expenses for the year ended September 30, 2023, 2024 and 2025. Amounts due from related parties are fully repaid in December 2024.

Collateral and Guarantee

The collateral and guarantee made by related parties to the Company as of September 30, 2025 consists of the following:

Related Parties	Institution Name	Term	Aggregated Principal	Carrying Amount as of September 30, 2025
			US$	US$
Guarantee by Mr. Lam and Mr. Ngan for revolving loans	Bank of Comm	On demand	897,435	897,435
Guarantee by Mr. Lam and all monies Second Legal Mortgage on a property owned by Mr. Lam for bank overdraft	Bank of Comm	On demand	1,153,846	717,306
			2,051,281	1,614,741

The expiration date of the facilities of HKD 7,000,000 is March 27, 2026.

The collateral and guarantee made by related parties to the Company as of September 30, 2024 consists of the following:

Related Parties	Institution Name	Term	Aggregated Principal	Carrying Amount as of September 30, 2024
			US$	US$
Guarantee by Mr. Lam for revolving loans	Bank of Comm	On demand	897,435	897,435
Guarantee by Mr. Lam and all monies Second Legal Mortgage on a property owned by Mr. Lam for bank overdraft	Bank of Comm	On demand	1,153,846	591,207
			2,051,281	1,488,642

The expiration date of the facilities of HKD 7,000,000 is March 27, 2026.